Selling Expense	12 Months Ended
Dec. 31, 2021
Selling Expense [Abstract]
Selling expense
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. Selling expense

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Salaries and employment benefits	97,000	129,327	222,428
Advertising and marketing expenses	47,927	71,472	97,945
Rental and utilities expenses	5,323	6,961	13,781
Office expenses	3,658	5,877	5,623
Travelling expenses	1,927	1,689	3,734
Business development	471	384	761
Depreciation and amortizations	289	444	680
Share-based compensation expenses	6,514	10,642	(475)
Others	1,556	3,642	6,096

Total	164,665	230,438	350,573